Income tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	Year ended December 31,
	2021	2020
	$	$
Average statutory tax rate	27%	27%

(Loss) income before income taxes	(68,883)	57,376

Expected income tax (recovery) expense	(18,598)	15,492

Increase in income tax expense (recovery) resulting from:
Permanent differences:
Share of net loss (income) related to joint venture	13,913	(15,974)
Impairment of equity investment in joint venture	2,060	-
Fair value adjustment and accretion on redeemable preferences shares	236	(2,099)
Share-based compensation	592	176
Other	95	145
True-up prior year balances	(170)	261
Effect of differences in tax rate in foreign jurisdictions	36	8
Change in unrecognized tax assets	1,862	1,984
Foreign exchange and other	(26)	7
Income tax expense	-	-

Disclosure of deferred taxes [Table Text Block]
	Year ended December 31,
	2021	2020
	$	$
Lease liability	113	139
Right-of-use asset	(113)	(139)
Total	-	-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	Year ended December 31,
	2021	2020
	$	$
Property, plant and equipment	81	48
Share issuance costs	10	18
Investment in associate	275	275
Accounts payable and accrued liabilities	578	467
Lease liability	10	8
Capital losses	2,494	2,476
Non-capital losses carried forward	19,004	17,299
Total	22,452	20,591